Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 15
Entity Central Index Key	0000278187
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM ESG High Yield Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM ESG High Yield Fund
Class Name	Class A
Trading Symbol	PGANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class A	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	8.30%	0.52% (12/8/2021)
Class A without sales charges	11.94%	1.74% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 08, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 26,282,430
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG High Yield Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	PGIM ESG High Yield Fund
Class Name	Class C
Trading Symbol	PGAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class C	$160	1.52%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	10.04%	1.00% (12/8/2021)
Class C without sales charges	11.04%	1.00% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 08, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 26,282,430
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG High Yield Fund - Class Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM ESG High Yield Fund
Class Name	Class Z
Trading Symbol	PGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class Z	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class Z	12.11%	1.97% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 08, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 26,282,430
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG High Yield Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM ESG High Yield Fund
Class Name	Class R6
Trading Symbol	PGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM ESG High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG High Yield Fund—Class R6	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in telecom, gaming/lodging/leisure, cable & satellite, finance companies, automotives, and paper & packaging; an underweight to the US investment-grade corporate sector, along with overweights to the emerging-markets high yield and AAA collateralized loan obligation sectors; and industry underweights to media & entertainment and telecom, along with industry overweights to healthcare & pharmaceuticals, finance companies, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, chemicals, consumer non-cyclicals, retailers & restaurants, media & entertainment, and transportation & environmental services; an underweight allocation to the US high yield corporate sector and an overweight to the US bank loan sector; and industry overweights to cable & satellite and transportation & environmental services, along with industry underweights to gaming/lodging/leisure, retailers & restaurants, and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Class R6	12.25%	2.10% (12/8/2021)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	3.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-2.08%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 08, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 26,282,430
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 26,282,430
Number of fund holdings	363
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	9.5
A	0.4
BBB	7.1
BB	47.0
B	21.3
CCC	9.0
Not Rated	4.1
Cash/Cash Equivalents	1.6
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Short Duration High Yield Income Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class A
Trading Symbol	HYSAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	The line graph reflects the return on the Fund's Class A shares with sales charges.
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.77%	3.92%	4.07%
Class A without sales charges	10.26%	4.39%	4.31%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 4,917,565,973
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 29,679,875
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Short Duration High Yield Income Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class C
Trading Symbol	HYSCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class C	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.44%	3.62%	3.53%
Class C without sales charges	9.44%	3.62%	3.53%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 4,917,565,973
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 29,679,875
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Short Duration High Yield Income Fund - Class Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class Z
Trading Symbol	HYSZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class Z	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.53%	4.65%	4.57%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 4,917,565,973
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 29,679,875
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Short Duration High Yield Income Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class R6
Trading Symbol	HYSQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the
“Fund”) for the period of September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund— Class R6	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, telecom, cable & satellite, healthcare & pharmaceuticals, and technology; an underweight to the US high yield corporate sector, along with overweights to the AAA collateralized loan obligation and US investment-grade corporate sectors; and industry underweights to airlines and media & entertainment, along with an industry overweight to chemicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in chemicals, paper & packaging, and upstream energy; an overweight to the US bank loan sector; and an industry overweight to cable & satellite and industry underweights to consumer non-cyclicals, retailers & restaurants, and technology.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a modestly positive impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.46%	4.71%	4.75% (10/27/2014)
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	11.01%	4.62%	4.47%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the cl ose
st
month-end to the class’s inception date.

Performance Inception Date	Oct. 27, 2014
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 4,917,565,973
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 29,679,875
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 4,917,565,973
Number of fund holdings	565
Total advisory fees paid for the year	$ 29,679,875
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	4.8
A	0.2
BBB	5.7
BB	48.7
B	26.7
CCC	6.3
Not Rated	5.9
Cash/Cash Equivalents	1.7
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class A
Trading Symbol	PBHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	The line graph reflects the return on the Fund's Class A shares with sales charges.
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.13%	3.25%	4.19%
Class A without sales charges	11.75%	3.93%	4.53%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class C [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class C
Trading Symbol	PRHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$155	1.47%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.72%	3.19%	3.76%
Class C without sales charges	10.72%	3.19%	3.76%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class R [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R
Trading Symbol	JDYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.41%	3.62%	4.24%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class Z
Trading Symbol	PHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	12.00%	4.19%	4.79%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class R2 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R2
Trading Symbol	PHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.56%	3.78%	4.30% (12/27/2017)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.52%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.29%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class R4 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R4
Trading Symbol	PHYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973)
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.61%	3.99%	4.53% (12/27/2017)
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.52%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.29%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM HIGH YIELD FUND - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R6
Trading Symbol	PHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in electric utilities, cable & satellite, automotives, technology, and finance companies; an overweight to the emerging-markets high yield sector; and an industry underweight to media & entertainment, along with industry overweights to electric utilities, airlines, and building materials & home construction.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, midstream energy, retailers & restaurants, aerospace & defense, and paper & packaging; an overweight to the US bank loan sector, along with an underweight to the US high yield corporate sector; and industry overweights to cable & satellite, telecom and metals & mining, along with industry underweights to technology and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.16%	4.32%	4.91%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	12.54%	4.37%	4.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.64%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 19,190,229,872
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 65,873,278
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 19,190,229,872
Number of fund holdings	792
Total advisory fees paid for the year	$ 65,873,278
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	6.1
A	0.3
BBB	5.5
BB	45.7
B	24.1
CCC	11.3
CC	0.1
Not Rated	5.9
Cash/Cash Equivalents	1.0
Total	100.0

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets